Summary of Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured on Recurring and Nonrecurring Basis
The following table summarizes the assets of the Company measured at fair value as of September 30, 2019 and June 30, 2019 (in thousands):

	September 30, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	220	(2)	—		—	220

Liabilities:
Derivative Liabilities	$—		$—		$53	$53

	June 30, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	369	(2)	—		—	369

Liabilities:
Derivative Liabilities	$—		$—		$87	$87

(1)	Amount included in current assets on the Company’s consolidated balance sheets.
(2)	Amount included in cash and cash equivalents on the Company’s consolidated balance sheets.

Summary of Changes in Estimated Fair Value of Derivative Liabilities
The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liabilities (in thousands):

Derivative liabilities balance - June 30, 2019	$87
Change in fair value	(34)
Derivative liabilities balance – September 30, 2019	$53

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liabilities (in thousands):

	Year ended June 30,
	2019	2018
Beginning balance - investment in Yima joint venture	$5,000	$8,500
Impairments	(5,000)	(3,500)
Ending balance - investment in Yima joint venture	$—	$5,000

	Year ended June 30,
	2019	2018
Beginning balance - derivative liabilities	$1,964	$2,090
Change in fair value	(1,877)	(126)
Ending balance – derivative liabilities	$87	$1,964